MASSMUTUAL PREMIER FUNDS

Supplement dated October 4, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information modifies information for the Capital Appreciation Fund found in the supplement dated August 19, 2013:

The Fund is now expected to close on or about May 16, 2014.

Effective September 25, 2013, the following information replaces the information found under the headings Subadviser and Portfolio Manager in the section titled Management on page 52 for the Barings Dynamic Allocation Fund:

Portfolio Managers:

C. Hayes Miller is a member of Baring’s Strategic Policy Group and Multi Asset Group. He has managed the Fund since its inception.

Matthew S. Whitbread is an Investment Manager in the Global Multi Asset Group. He has managed the Fund since September 2013.

Effective October 1, 2013, OFI Global Institutional, Inc. (“OFI Global”) replaced Baring International Investment Limited (“Baring”) as subadviser to the Strategic Emerging Markets Fund.

Effective October 1, 2013, the following information replaces the information found under Principal Investment Strategies on pages 90-91 for the Strategic Emerging Markets Fund:

The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e. are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. The Fund may hold a portion of its assets in cash or cash equivalents.

In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on classifications under the MSCI Emerging Markets Economic Index.

The Fund may purchase American Depository Shares (“ADS”) as part of American Depository Receipt (“ADR”) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks or convertible securities. The Fund may use derivatives to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.

In selecting investments for the Fund, the Fund’s subadviser, OFI Global Institutional, Inc. (“OFI Global”), evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, and capital structure, operations, product development, and competitive position in its industry. OFI Global also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. OFI Global considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Global may invest in growth companies of different capitalization ranges in any developing market country. OFI Global monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Effective October 1, 2013, the following risks are hereby added to the information found under Principal Risks on pages 91-92 for the Strategic Emerging Markets Fund:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Effective October 1, 2013, the following information replaces the information found under the headings Subadviser and Portfolio Managers in the section titled Management on page 93 for the Strategic Emerging Markets Fund:

Subadviser: OFI Global Institutional, Inc.

Portfolio Manager:

Justin Leverenz is a portfolio manager with OFI Global. He has managed the Fund since October 2013.

Effective September 25, 2013, the following information supplements the information for Baring beginning on page 112 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Matthew S. Whitbread, CFA

is a portfolio manager of the Barings Dynamic Allocation Fund. Mr. Whitbread is an Investment Manager in the Global Multi Asset Group. Mr. Whitbread assists with the management of Multi Asset products in North America, which include the Active/Passive range of International Equity portfolios and the absolute return Global Dynamic Asset Allocation strategy. Mr. Whitbread joined Barings in November 2011 from FundQuest Incorporated where he was a Portfolio Manager. Prior to this Mr. Whitbread worked at Pyramis Global Advisors as a Senior Portfolio Analyst for over two years. Mr. Whitbread also spent six years at MFS Investment Management where he started as a Corporate Actions Specialist before becoming an Equity Research Associate.

Effective October 1, 2013, the following information replaces similar information found on page 114 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

OFI Global Institutional, Inc. (“OFI Global”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281, manages the investments of the Value Fund, Main Street Fund, Small Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund. OFI Global is a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), a majority owned, indirect subsidiary of MassMutual. As of August 30, 2013, OFI Global had approximately $5.43 billion in assets under management.

Effective October 1, 2013, the following information supplements the information for OFI Global beginning on page 114 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Justin Leverenz

is the portfolio manager of the Strategic Emerging Markets Fund. Mr. Leverenz has been a portfolio manager of OFI Global and a portfolio manager and Senior Vice President of OFI since November 2009 and was a Vice President of OFI from July 2004 to November 2009. Mr. Leverenz was the Head of Research for Goldman Sachs in Taiwan and Head of Asian Technology Research Pan-Asia from 2002 to 2004. He was an Analyst and Head of Equity Research for Barclays de Zoete Wedd from 1993 to 1995 and from 1997 to 2000, respectively. He was a Fund Manager at Martin Currie Investment Management from 1995 to 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-09

MASSMUTUAL PREMIER FUNDS

MassMutual Barings Dynamic Allocation Fund

Supplement dated October 4, 2013 to the

Summary Prospectus dated February 1, 2013, Revised as of February 8, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 25, 2013, the following information replaces the information found under the headings Subadviser and Portfolio Manager in the section titled Management:

Portfolio Managers:

C. Hayes Miller is a member of Baring’s Strategic Policy Group and Multi Asset Group. He has managed the Fund since its inception.

Matthew S. Whitbread is an Investment Manager in the Global Multi Asset Group. He has managed the Fund since September 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated October 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information modifies information found in the supplement dated August 19, 2013:

The Fund is now expected to close on or about May 16, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated October 4, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective October 1, 2013, OFI Global Institutional, Inc. (“OFI Global”) replaced Baring International Investment Limited (“Baring”) as subadviser to the Fund.

Effective October 1, 2013, the following information replaces the information found under Principal Investment Strategies:

The Fund mainly invests in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e. are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. The Fund may hold a portion of its assets in cash or cash equivalents.

In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on classifications under the MSCI Emerging Markets Economic Index.

The Fund may purchase American Depository Shares (“ADS”) as part of American Depository Receipt (“ADR”) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks or convertible securities. The Fund may use derivatives to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.

In selecting investments for the Fund, the Fund’s subadviser, OFI Global Institutional, Inc. (“OFI Global”), evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, and capital structure, operations, product development, and competitive position in its industry. OFI Global also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. OFI Global considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. OFI Global may invest in growth companies of different capitalization ranges in any developing market country. OFI Global monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Effective October 1, 2013, the following risks are hereby added to the information found under Principal Risks:

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Effective October 1, 2013, the following information replaces the information found under the headings Subadviser and Portfolio Managers in the section titled Management:

Subadviser: OFI Global Institutional, Inc.

Portfolio Manager:

Justin Leverenz is a portfolio manager with OFI Global. He has managed the Fund since October 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03

MASSMUTUAL PREMIER FUNDS

Supplement dated October 4, 2013 to the

Statement of Additional Information dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any existing supplements. It should be retained and read in conjunction with the SAI and any existing supplements.

Effective October 1, 2013, OFI Global Institutional, Inc. (“OFI Global”) replaced Baring International Investment Limited (“Baring”) as subadviser to the Strategic Emerging Markets Fund.

Effective October 1, 2013, the following information replaces the information for the Strategic Emerging Markets Fund found on page 3 in the section titled General Information:

The subadviser for the Value Fund, Main Street Fund, Small Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund is OFI Global Institutional, Inc. (“OFI Global”), located at 2 World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

Effective October 1, 2013, the following information replaces the information found in the last paragraph on page 79 under the heading Affiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements:

MassMutual has entered into investment subadvisory agreements with OFI Global, a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global manage the investment and reinvestment of the assets of these Funds. OFI Global receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% on the first $1 billion; and
0.30% on assets over $1 billion
Small Cap Opportunities Fund	0.40% on the first $1 billion; and
0.30% on assets over $1 billion
International Equity Fund	0.50% on the first $250 million;
0.475% on the next $250 million;
0.425% on the next $500 million;
0.40% on the next $500 million; and
0.375% on assets over $1.5 billion
Strategic Emerging Markets Fund	0.70%

Effective September 25, 2013, the following information supplements the information found beginning on page 168 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the Barings Dynamic Allocation Fund are C. Hayes Miller and Matthew S. Whitbread.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Matthew Whitbread
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	1	$16.5 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of August 30, 2013.
**	Does not include the Barings Dynamic Allocation Fund.

Ownership of Securities:

As of August 30, 2013, the portfolio managers did not own any shares of the Barings Dynamic Allocation Fund.

Effective October 1, 2013, the following information supplements the information found beginning on page 173 in the section titled Appendix C – Additional Portfolio Manager Information:

OFI Global Institutional, Inc.

The portfolio manager of the Strategic Emerging Markets Fund is Justin Leverenz.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Justin Leverenz
Registered investment companies**	5	$35.78 billion	0	$0
Other pooled investment vehicles	2	$1.27 billion	0	$0
Other accounts***	2	$157.71 million	1	$91.75 million

*	The information provided is as of August 30, 2013.
**	Does not include the Strategic Emerging Markets Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Ownership of Securities:

As of August 30, 2013, the portfolio manager did not own any shares of the Strategic Emerging Markets Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-13-04